CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
CONTRACT LIABILITIES
Schedule of breakdown of contract liabilities, current

	2017	2018
Prepaid pulse reload vouchers	4,800	4,413
Material rights for contract renewal	44	65
Others	583	774
Total	5,427	5,252

Schedule of breakdown of contract liabilities, non-current

	2017	2018
IRU	205	258
Material rights for contract renewal	305	394
Others	14	—
Total	524	652